GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Estimated Useful Life of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2025
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	7 years
Acquired technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Acquired technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	7 years
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	12 years
Customer relationship [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	8 years
Customer relationship [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years
Tradename [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life	10 years
Estimated useful life	10 years